Investments in Life Insurance Policies (Details)				12 Months Ended
	May 31, 2024 USD ($)	Nov. 14, 2017 USD ($)	Aug. 13, 2012 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)
Investments in Life Insurance Policies [Line Items]
Insurance premium paid		$ 211,271	$ 517,350
Death compensation amount		$ 604,979	$ 2,000,000
Investment consideration policy	$ 817,470
Sun Life Insurance policy [Member]
Investments in Life Insurance Policies [Line Items]
Cash surrender values				$ 604,313
Investment consideration policy	604,313
DBS Banking Facility [Member]
Investments in Life Insurance Policies [Line Items]
Banking facility				1,344,275	$ 10,500,000
BOC Life Insurance policy [Member]
Investments in Life Insurance Policies [Line Items]
Cash surrender values				$ 213,157
Investment consideration policy	$ 213,157